Penn Capital Defensive Floating Rate Income Fund
Penn Capital Defensive Floating Rate Income Fund
Investment Objective
The Penn Capital Defensive Floating Rate Income Fund (the “Fund”) seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Defensive Floating Rate Income Fund	Institutional Class	Investor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Defensive Floating Rate Income Fund		Institutional Class	Investor Class
Management Fees (as a percentage of Assets)		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):	[1]	0.88%	0.88%
Expenses (as a percentage of Assets)		1.43%	1.68%
Fee Waiver or Reimbursement	[2]	(0.79%)	(0.79%)
Net Expenses (as a percentage of Assets)	[2]	0.64%	0.89%
[1]	“Other Expenses” are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020, do not exceed 0.64% for Institutional Class shares and 0.89% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Defensive Floating Rate Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	65	375	706	1,645
Investor Class	91	452	838	1,921

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the portfolio turnover rate for the Fund was 57% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in floating rate senior secured loans, floating rate senior corporate debt and other floating rate senior instruments. The loans and instruments in which the Fund invests include bank loans (including covenant lite loans), bonds, and debt securities issued by various domestic and foreign entities. The Fund also invests in private placements in these types of securities. The Fund intends to invest in instruments that are U.S. dollar denominated. The Fund may invest up to 25% of its net assets in foreign debt instruments. The Fund intends to invest primarily in below-investment grade loans and instruments, including debt obligations issued by real estate investment trusts (“REITs”), bonds, notes and debentures, but may also invest in investment grade loans and instruments. Below-investment grade debt instruments (commonly called “high yield” or “junk” bonds) are those instruments rated BB+ or lower by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality. The Advisor seeks to pursue a conservative (defensive) investment strategy within the high yield debt market by generally avoiding the lowest rated (i.e., riskiest) debt instruments in the high yield market. The Fund is permitted to invest in instruments of any maturity. The Fund may invest up to 10% of its net assets in subordinated loans. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund also is permitted to invest in the securities of leveraged companies (i.e., companies that issue debt). The Fund also invests in other investment companies, including exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.
The Fund’s investments in senior floating rate loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. A syndicated bank loan is purchased either via “assignment” or “participation”. When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record. When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record. Most loans acquired by the Fund will be via assignment.
Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate coupons are typically set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR). The coupon determines the periodic interest payment that the loan holder will receive. Some loans contain a “LIBOR Floor,” which sets a minimum level on which to base the calculation of the coupon. Other loans do not contain a LIBOR Floor, and those coupons typically will be the sum of the 3-month market rate of LIBOR plus the spread. Coupons usually reset quarterly based upon the prevailing LIBOR rate.
The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allow an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.
The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

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Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.
Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.
A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

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Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

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Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

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Prepayment Risk. Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

•	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

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Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, could affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

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ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

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Private Placement Risk. The Fund invests in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

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Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

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REIT Risk. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

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Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

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Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

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Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of S&P/LSTA BB Loan Index, a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2019 was 6.76%. During the period shown in the bar chart, the highest return for a calendar quarter was 2.52% (quarter ended September 30, 2016), and the lowest return for a calendar quarter was -3.03% (quarter ended December 31, 2018).

Average Annual Total Returns (for the Periods Ended December 31, 2018)
Average Annual Total Returns - Penn Capital Defensive Floating Rate Income Fund	Label	1 Year	Since Inception	Inception Date
S&P/LSTA BB Loan Index (reflects no deduction for fees, expenses or taxes)	S&P/LSTA BB Loan Index (reflects no deduction for fees, expenses or taxes)	(0.42%)	3.16%	Nov. 30, 2015
Institutional Class	Return Before Taxes	0.16%	3.20%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(1.66%)	1.39%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.12%	1.65%

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Short Duration High Income Fund
Investment Objective
The Penn Capital Defensive Short Duration High Income Fund (the “Fund”) seeks to provide a high level of current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Defensive Short Duration High Income Fund Penn Capital Defensive Short Duration High Income Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Defensive Short Duration High Income Fund Penn Capital Defensive Short Duration High Income Fund
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.99%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.48%	[1]
Fee Waiver or Reimbursement	(0.94%)	[2]
Net Expenses (as a percentage of Assets)	0.54%	[2]
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not include acquired fund fees and expenses because the Financial Highlights reflect the actual operating expenses of the Fund.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020 do not exceed 0.54% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Penn Capital Defensive Short Duration High Income Fund | Penn Capital Defensive Short Duration High Income Fund | USD ($)	55	375	719	1,688

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the portfolio turnover rate for the Fund was 48% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and senior floating rate loans that are rated below investment grade. Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB+ or lower by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality. Fixed income securities in which the Fund invests include debt securities such as bonds, notes and debentures. Within the high yield market, the Fund expects to invest primarily in high yield fixed income securities and senior floating rate loans, including covenant lite loans, that are generally rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s, or, if unrated, determined by the Advisor to be of comparable credit quality. The Advisor seeks to pursue a conservative (defensive) investment strategy within the high yield debt market by generally avoiding the lowest rated (i.e., riskiest) debt instruments in the high yield market. The Fund invests in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody’s. The Fund will not invest in high yield bonds or senior floating rate loans rated CCC+ or lower by S&P, and Caa1 or lower by Moody’s because the Advisor has determined that such bonds and loans are the riskiest or lowest quality segment of the market and that they have historically been the most likely to default.
Although the Fund has the ability to invest in securities of any maturity, the Fund will normally target a dollar-weighted average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations and seeks to maintain a duration of no more than three years. Duration is an approximate measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund’s defensive positioning is expected to generally result in lower volatility relative to the overall high yield market.
The Fund’s investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes and senior floating rate loans. The Fund also will invest in the securities of leveraged companies (i.e., companies that issue debt). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.
The Fund is permitted to invest without limit in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund intends to invest primarily in below-investment grade loans and other debt instruments, including bonds, notes, debentures and debt obligations issued by real estate investment trusts (“REITs”). The Fund also will invest in loans issued by banks, as well as investment grade loans and other debt instruments. To achieve its objective, the Fund is permitted to invest in other investment companies, including affiliated investment companies, and in exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.
The Fund’s investments in senior floating rate loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate coupons are typically set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR). The coupon determines the periodic interest payment that the loan holder will receive. The Fund also expects to obtain exposure to senior floating rate loans through investments in affiliated investment companies.

The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allows an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.
The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

•
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

•
Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. Leveraged companies can have limited access to additional capital.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Prepayment Risk. Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

•	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

•
Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

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Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.
Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.
A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•
Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

•
Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

•
Limited Operating History Risk. A newly formed fund with a limited operating history may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If a newly formed fund is unable to achieve sufficient scale, it may be liquidated.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
REIT Risk. Debt securities issued by REITs are, for the most part, general and (may be) unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•
Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The table shows how the average annual total returns of the Fund for various periods compare with those of ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index, a broad measure of market performance. The table also compares the Fund’s performance against the returns of ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index, a benchmark that has investment characteristics similar to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2019 was 6.03%. During the period shown in the bar chart, the highest return for a calendar quarter was 1.53% (quarter ended September 30, 2018), and the lowest return for a calendar quarter was -1.57% (quarter ended December 31, 2018).

Average Annual Total Returns (for the Periods Ended December 31, 2018)
Average Annual Total Returns - Penn Capital Defensive Short Duration High Income Fund	Label	1 Year	Since Inception	Inception Date
ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index(reflects no deduction for fees, expenses or taxes)	ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	1.35%	1.66%	Jul. 17, 2017
ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index(reflects no deduction for fees, expenses or taxes)	ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	2.22%	2.51%	Jul. 17, 2017
Penn Capital Defensive Short Duration High Income Fund	Return Before Taxes	0.61%	0.66%	Jul. 17, 2017
Penn Capital Defensive Short Duration High Income Fund | After Taxes on Distributions	Return After Taxes on Distributions	(0.64%)	(0.63%)
Penn Capital Defensive Short Duration High Income Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.37%	(0.04%)

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Penn Capital Multi-Credit High Income Fund
Penn Capital Multi-Credit High Income Fund
Investment Objective
The Penn Capital Multi-Credit High Income Fund (the “Fund”) seeks to provide total return through interest income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Multi-Credit High Income Fund	Institutional Class	Investor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Multi-Credit High Income Fund		Institutional Class	Investor Class
Management Fees (as a percentage of Assets)		0.69%	0.69%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):	[1]	1.57%	1.57%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%
Expenses (as a percentage of Assets)	[2]	2.41%	2.66%
Fee Waiver or Reimbursement	[3]	(1.69%)	(1.69%)
Net Expenses (as a percentage of Assets)	[3]	0.72%	0.97%
[1]	“Other Expenses” are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not include acquired fund fees and expenses because the Financial Highlights reflect the actual operating expenses of the Fund.
[3]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020, do not exceed 0.72% for Institutional Class shares and 0.97% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Multi-Credit High Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	74	589	1,132	2,617
Investor Class	99	665	1,259	2,868

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the portfolio turnover rate for the Fund was 85% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in high yield debt instruments. High yield debt instruments include high yield fixed income securities and senior floating rate bank loans that are generally rated at the time of purchase below investment grade. Below-investment grade debt instruments (commonly called “high yield” or “junk”) are those instruments rated BB+ or lower by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality. High yield securities include bonds, notes, debentures, preferred stock, payment-in-kind bonds, debt obligations issued by real estate investment trusts (“REITs”), and convertible securities. The Advisor expects to engage in tactical allocations of direct investments as well as investment in other investment companies to achieve its investment objective. As a result of this tactical allocation strategy, the Advisor is permitted to invest a significant portion of the Fund’s assets directly in bank loans, including covenant lite loans, or in instruments with exposure to bank loans, and alternatively, could invest significant amounts in bonds or other instruments identified herein, and less significantly in bank loans, depending upon the Advisor’s determination of market conditions as it considers the Fund’s tactical investment allocation.
The Fund is also permitted to invest in private placements, including Rule 144A fixed-income securities, in these types of securities. The Fund also can invest in common stock received through restructuring of a defaulted bond or from the conversion of a convertible security, and investment grade debt instruments. The Fund is permitted to invest in instruments of any maturity. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund also is permitted to invest in the securities of leveraged companies (i.e., companies that issue debt). The Fund’s investments also can include the securities of companies that are experiencing financial distress, are on the brink of a restructuring or liquidation, or are currently undergoing a restructuring or liquidation under or outside of Federal Bankruptcy Code proceedings, if the Advisor believes that such securities are undervalued and have potential for capital appreciation.
The Fund intends to invest primarily in debt securities that are U.S. dollar denominated, although the Fund may invest in debt securities denominated in foreign currencies. The Fund may invest up to 25% of its net assets in debt of foreign companies.
To obtain exposure to bank loans, as well as other high yield instruments, the Fund also will invest in other investment companies, including affiliated investment companies, and exchange traded funds (“ETFs”), that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund will obtain exposure to senior floating rate loans through (at times significant) investments in affiliated investment companies.
The Fund’s investments directly in bank loans will be through syndicated loans. Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. A syndicated bank loan is purchased either via “assignment” or “participation”. When a loan is purchased via assignment, the buyer is approved by the borrower and becomes the legal lender of record. When a loan is purchased via participation, the buyer receives the right to repayment but is not the legal lender of record. Most loans acquired by the Fund will be via assignment. Loan coupons are typically “floating” rate. Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Floating rate coupons are typically set using the London Inter-Bank Offered Rate (“LIBOR”) plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR). The coupon determines the periodic interest payment that the loan holder will receive.
The Fund may invest in “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans may have tranches that contain fewer or no restrictive covenants. The tranche of the covenant lite loan that has fewer restrictions typically does not include the legal clauses which allow an investor to proactively enforce financial tests or prevent or restrict undesired actions taken by the company or sponsor. Covenant lite loans also generally give the borrower/issuer more flexibility if they have met certain loan terms and provide fewer investor protections if certain criteria are breached.
The Fund seeks to maintain a well-diversified portfolio of credit instruments with dual objectives of interest income and total return opportunities. The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company’s projected future financial position. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•
Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

•
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

•
Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.
Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.
A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

•
Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

•
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

•
Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

•	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

•
Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•
Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

•
Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Prepayment Risk. Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

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Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

•
Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

•
Payment-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as payment-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on payment-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Payment-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
REIT Risk. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

•
Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of ICE BofAML High Yield Constrained Index, a broad measure of market performance. The table also compares the Fund’s performance against an index comprised of the returns of a blended benchmark that has investment characteristics similar to the Fund: 50% ICE BofAML High Yield Constrained Index and 50% S&P/LSTA BB Loan Index. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2019 was 8.95%. During the period shown in the bar chart, the highest return for a calendar quarter was 5.58% (quarter ended September 30, 2016), and the lowest return for a calendar quarter was -4.41% (quarter ended December 31, 2018).

Average Annual Total Returns (for the Periods Ended December 31, 2018)
Average Annual Total Returns - Penn Capital Multi-Credit High Income Fund	Label	1 Year	Since Inception	Inception Date
ICE BofAML High Yield Constrained Index(reflects no deduction for fees, expenses or taxes)	ICE BofAML High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	(2.25%)	6.16%	Nov. 30, 2015
50% ICE BofAML High Yield Constrained Index - 50% S&P/LSTA BB Loan Index(reflects no deduction for fees, expenses or taxes)	50% ICE BofAML High Yield Constrained Index - 50% S&P/LSTA BB Loan Index (reflects no deduction for fees, expenses or taxes)	(1.33%)	4.66%	Nov. 30, 2015
Institutional Class	Return Before Taxes	(1.04%)	5.60%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(3.36%)	2.47%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.57%)	2.91%

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

Penn Capital Managed Alpha SMID Cap Equity Fund
Penn Capital Managed Alpha SMID Cap Equity Fund
Investment Objective
The Penn Capital Managed Alpha SMID Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Managed Alpha SMID Cap Equity Fund	Institutional Class	Investor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Managed Alpha SMID Cap Equity Fund		Institutional Class	Investor Class
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):	[1]	1.30%	1.30%
Expenses (as a percentage of Assets)		2.20%	2.45%
Fee Waiver or Reimbursement	[2]	(1.14%)	(1.14%)
Net Expenses (as a percentage of Assets)	[2]	1.06%	1.31%
[1]	“Other Expenses” are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020, do not exceed 1.06% for Institutional Class shares and 1.31% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Managed Alpha SMID Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	108	578	1,075	2,445
Investor Class	133	655	1,203	2,700

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the portfolio turnover rate for the Fund was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small and mid-capitalization companies. Small and mid-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lesser of $250 million or the market capitalization of the smallest company included in the Russell 2500® Index, and the greater of $10 billion or the market capitalization of the largest company included in the Russell 2500® Index. As of August 31, 2019, the minimum and maximum market capitalizations included in the Russell 2500® Index were approximately $22.4 million and $17.6 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
Equity securities in which the Fund invests include common stock; preferred stock; equity-equivalent securities such as convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Fund is also permitted to invest in private placements in these types of securities. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund also has the ability to invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s, or that otherwise are permitted investments with the Fund’s investment policies described herein. Investments in investment companies and ETFs also are permitted to manage the Fund’s cash holdings. The Fund may invest more than 25% in dividend-paying securities. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund also may invest up to 25% of its net assets in foreign equity securities.
The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Small and Mid-Capitalization Companies Risk. Small and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

•
Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

•
Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

•
Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Dividend-Paying Securities Risk. Investment in dividend-paying stocks could cause the Fund to underperform similar small to medium capitalization funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in favorable markets to the same degree as other stocks, and other factors, such as an increase in interest rates or severe economic downturn could cause a company to unexpectedly decrease or even eliminate its dividend.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

•
ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

•
Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2019 was 21.24%. During the period shown in the bar chart, the highest return for a calendar quarter was 8.82% (quarter ended September 30, 2016), and the lowest return for a calendar quarter was (17.53)% (quarter ended December 31, 2018).

Average Annual Total Returns (for the Periods Ended December 31, 2018)
Average Annual Total Returns - Penn Capital Managed Alpha SMID Cap Equity Fund	Label	1 Year	Since Inception	Inception Date
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	(10.00%)	5.68%	Nov. 30, 2015
Institutional Class	Return Before Taxes	(9.98%)	6.03%	Nov. 30, 2015
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(12.42%)	4.93%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.59%)	4.55%

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

Penn Capital Special Situations Small Cap Equity Fund
Penn Capital Special Situations Small Cap Equity Fund
Investment Objective
The Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Special Situations Small Cap Equity Fund	Institutional Class	Investor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Special Situations Small Cap Equity Fund		Institutional Class	Investor Class
Management Fees (as a percentage of Assets)		0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):	[1]	1.43%	1.43%
Expenses (as a percentage of Assets)		2.38%	2.63%
Fee Waiver or Reimbursement	[2]	(1.29%)	(1.29%)
Net Expenses (as a percentage of Assets)	[2]	1.09%	1.34%
[1]	“Other Expenses” are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020, do not exceed 1.09% for Institutional Class shares and 1.34% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example - Penn Capital Special Situations Small Cap Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	111	619	1,154	2,618
Investor Class	136	695	1,280	2,868

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the portfolio turnover rate for the Fund was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lesser of $100 million or the market capitalization of the smallest company included in the Russell 2000® Index and the greater of $4 billion or the market capitalization of the largest company included in the Russell 2000® Index. As of August 31, 2019, the minimum and maximum market capitalizations included in the Russell 2000® Index were approximately $22.4 million and $8.9 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
Equity securities in which the Fund invests include common stock; preferred stock; equity-equivalent securities such as convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Fund also is permitted to invest in private placements in these types of securities. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. In addition, the Fund may have increased exposure to investments in the financials and consumer discretionary sectors. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund also has the ability to invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund may invest up to 25% of its net assets in foreign equity securities.
The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Small-Capitalization Companies Risk. Small-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

•
Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

•
Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

•
Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion or resources and labor relations also may adversely affect these companies.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

•
ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

•
Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year. The table shows how the average annual total returns of the Fund’s Institutional Class Shares for various periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).

Institutional Class Shares Calendar Year Returns as of December 31

The Fund’s calendar year-to-date return as of September 30, 2019 was 11.84%. During the period shown in the bar chart, the highest return for a calendar quarter was 10.08% (quarter ended June 30, 2018), and the lowest return for a calendar quarter was -23.65% (quarter ended December 31, 2018).

Average Annual Total Returns (for the Periods Ended December 31, 2018)
Average Annual Total Returns - Penn Capital Special Situations Small Cap Equity Fund	Label	1 Year	Since Inception	Inception Date
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01%)	7.32%	Dec. 17, 2015
Institutional Class	Return Before Taxes	(16.17%)	5.58%	Dec. 17, 2015
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(18.02%)	2.62%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.42%)	3.65%

Actual after-tax returns depend on each shareholder’s individual tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. After-tax returns are not relevant for a shareholder who holds fund shares in a tax deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance information for Investor Class shares is not shown because Investor Class shares have not yet been offered as of the date of this Prospectus.

Penn Capital Micro Cap Equity Fund
Penn Capital Micro Cap Equity Fund
Investment Objective
The Penn Capital Micro Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Micro Cap Equity Fund Penn Capital Micro Cap Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Micro Cap Equity Fund Penn Capital Micro Cap Equity Fund
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	4.60%	[1]
Expenses (as a percentage of Assets)	5.60%
Fee Waiver or Reimbursement	(4.41%)	[2]
Net Expenses (as a percentage of Assets)	1.19%	[2]
[1]	Because the Fund has not yet commenced operations, “Other Expenses” are based on the estimated expenses for the current fiscal year for the Institutional Class shares.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020 do not exceed 1.19% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Penn Capital Micro Cap Equity Fund | Penn Capital Micro Cap Equity Fund | USD ($)	122	1,278

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of micro capitalization companies. Micro capitalization companies are defined for this purpose as companies with market capitalizations that, at the time of purchase, fall within the range of companies in the Russell Microcap® Index. As of August 31, 2019, the minimum and maximum market capitalizations included in the Russell Microcap® Index were approximately $5.8 million and $1.5 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Fund expects to invest primarily in publicly traded securities. Equity securities in which the Fund invests include common stock; American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund may invest up to 25% of its net assets in foreign equity securities.
The Fund generally intends to invest in approximately 50 to 150 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The Advisor seeks to invest in companies that it believes have significant growth potential. The Advisor seeks to maximize the Fund’s growth potential by investing in securities that it believes are selling at a reasonable valuation in view of their future projected cash flows. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.
Following the bottom-up fundamental research of an individual security, the Advisor analyzes industry trends to identify those industries with strong potential for growth. The Advisor then conducts a macro-economic overview to determine the industry-specific over- and under-weightings of the Fund’s securities relative to its corresponding benchmark. By following this process, the Advisor actively manages both the industry weightings and individual security positions. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive growth prospect, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•
Micro-Capitalization Companies Risk. Micro-capitalization companies may be newly formed or in the early stages of development with more limited product lines, markets, managerial or financial resources. not have the size, resources and other assets of large capitalization companies. As a result, the securities of micro-capitalization companies may be subject to greater market risks and fluctuations in value than small or even medium capitalization companies or may not correspond to changes in the stock market in general. In addition, micro-capitalization companies may be particularly affected by loss of key personnel. There may be less public information about micro capitalization companies and they may be more affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The stock of micro capitalization companies may be more volatile and more thinly traded (and thereby more difficult for the Fund to buy and sell at an optimal time or price) than the stock of small and mid-capitalization companies.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

•
Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

•
Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

•
Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

•
Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.

•
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

•
Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•
Limited Operating History Risk. A newly formed fund with a limited operating history may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If a newly formed fund is unable to achieve sufficient scale, it may be liquidated.

•
REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•
Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

•
Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•
ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.
Penn Capital Enterprise Value Small Cap Value Equity Fund
Penn Capital Enterprise Value Small Cap Equity Fund
Investment Objective
The Penn Capital Enterprise Value Small Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Penn Capital Enterprise Value Small Cap Value Equity Fund Penn Capital Enterprise Value Small Cap Value Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Capital Enterprise Value Small Cap Value Equity Fund Penn Capital Enterprise Value Small Cap Value Equity Fund
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	4.60%	[1]
Expenses (as a percentage of Assets)	5.40%
Fee Waiver or Reimbursement	(4.41%)	[2]
Net Expenses (as a percentage of Assets)	0.99%	[2]
[1]	Because the Fund has not yet commenced operations, “Other Expenses” are based on estimated expenses for the current fiscal year for the Institutional Class shares.
[2]	PENN Capital Funds Trust (the “Trust”) and Penn Capital Management Company, Inc. (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2020 do not exceed 0.99% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year.

Your actual costs may be higher or lower:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Penn Capital Enterprise Value Small Cap Value Equity Fund | Penn Capital Enterprise Value Small Cap Value Equity Fund | USD ($)	102	1,221

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small-capitalization companies. Small-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between (i) the lesser of $50 million or the market capitalization of the smallest company included in the Russell 2000® Value Index and (ii) the greater of $4 billion or the market capitalization of the largest company included in the Russell 2000® Value Index. As of August 31, 2019, the minimum and maximum market capitalizations included in the Russell 2000® Value Index were approximately $41.7 million and $5.4 billion, respectively. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
The Fund seeks to buy “value stocks,” which are stocks of companies that the Advisor believes have prices in the market that are priced at relative discounts to market and historical valuations. The Advisor also considers Enterprise Value (“EV”), which is the market capitalization plus debt, minority interest and preferred shares, minus total cash and cash equivalents, of the investment universe. The other primary metrics are Price relative to Free Cash Flow and EV /Sales. When considering relative value and private market value analysis, other metrics can be utilized and vary based on a company’s industry and comparables. Value stocks could also have high book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets) in relation to the prices at which their common stocks trade in the market. Equity securities in which the Fund may invest include common stock; American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. In addition, the Fund may have increased exposure to investments in the financials sector. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt). The Fund may invest up to 25% of its net assets in foreign equity securities.
The Fund generally intends to invest in approximately 50 to 90 equity securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis. Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group. Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers. The Advisor could choose to sell a security when, for example, in the Advisor’s determination, it no longer represents an attractive investment, or to take advantage of what the Advisor has determined to be a better investment opportunity.
The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The following principal risks could affect the value of your investment and the Fund’s performance:

•
Small-Capitalization Companies Risk. Small-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

•
Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

•
Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

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Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

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Value Style Risk. Value investing is the risk that the market will not recognize a security’s book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions of such shareholder reallocates its assets.

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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

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Limited Operating History Risk. A newly formed fund with a limited operating history may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If a newly formed fund is unable to achieve sufficient scale, it may be liquidated.

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REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

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Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

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ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Performance Information
No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.